Other Equity Instruments - Summary of Other Equity Instruments (Detail) pure in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,797	3,800	3,827
Shares granted / Share options cost incurred	26	13	26
Shares vested / Share options forfeited	(30)	(16)	(53)
Ending balance	3,794	3,797	3,800
Junior perpetual capital securities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,008	3,008	3,008
Ending balance	3,008	3,008	3,008
Perpetual cumulative subordinated bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	454	454	454
Ending balance	454	454	454
Share options and incentive plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	65	68	94
Shares granted / Share options cost incurred	26	13	26
Shares vested / Share options forfeited	(30)	(16)	(53)
Ending balance	61	65	68
Non-cumulative subordinated notes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	271	271	271
Ending balance	271	271	271